UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-01533
SELECTED INTERNATIONAL FUND, INC.
(Exact name of registrant as specified in charter)

2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Address of principal executive offices)
Lisa J. Cohen
Davis Selected Advisers, L.P.
2949 East Elvira Road, Suite 101
Tucson, AZ 85756
(Name and address of agent for service)
Registrant's telephone number, including area code:
520-806-7600
Date of fiscal year end:
December 31, 2024
Date of reporting period:
June 30, 2024
ITEM 1.  REPORTS TO SHAREHOLDERS
Selected International Fund
Class D / SLSDX
SEMI-ANNUAL SHAREHOLDER REPORT | JUNE 30, 2024
This Semi-Annual shareholder report contains important information about the Selected International Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024 (the “period”). You can find additional information about the Fund at selectedfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-243-1575.
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Selected International Fund (Class D)	$39.13	0.76%*
*	Annualized.
Management’s Discussion of Fund Performance
Summary of Results
The Fund outperformed the Morgan Stanley Capital International All Country World Index ex USA (“MSCI” or the “Index”) for the period. The Fund’s Class D shares delivered a total return of 7.06%, versus a 5.69% return for the MSCI. The Fund invests principally in common stocks (including American Depositary Receipts) issued by foreign companies, including countries with developed or emerging markets.
Market Overview
  MSCI
    Strongest performing sectors - Information Technology (+17%), Financials (+9%), and Health Care (+8%)
    Weakest performing sectors - Real Estate (-5%), Consumer Staples (-4%), and Materials (-3%)
Contributors to Performance
  Consumer Discretionary - outperformed the Index sector (+11% vs +2%)
    Meituan (+36%) - largest individual contributor
    Prosus (+20%) and Naspers (+14%)
  Materials - outperformed the Index sector (+14% vs -3%) and underweight (average weighting 4% vs 7%)
    Teck Resources (+14%)
  Overweight in Financials (average weighting 41% vs 21%)
    Danske Bank (+16%), DBS Group Holdings (+18%), Ping An Insurance (+4%), and Julius Baer (+5%)
  No exposure in Consumer Staples
  Japan holdings
    Tokyo Electron (+22%) and ITOCHU (+11%)
    ITOCHU - new purchase during the period
Detractors from Performance
  Information Technology - underperformed the Index sector (+8% vs +17%)
    Hollysys Automation Technologies (-18%) and Samsung Electronics (-2%)
  Financials - underperformed the Index sector (+6% vs +9%)
    AIA Group (-21%) and Noah Holdings (-30%) - two largest individual detractors
  Overweight in Consumer Discretionary - (average weighting 27% vs 12%)
    Delivery Hero (-14%), JD.com (-8%), Fila Holdings (-3%), and Alibaba (-5%)
  Individual holdings
    Baidu (-27%) and KE Holdings (-11%)

Fund Performance
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 06/30/24	1 Year	5 Years	10 Years
Selected International Fund (Class D)	8.14%	0.57%	1.95%
MSCI ACWI® ex USA	11.62%	5.54%	3.84%
The performance data quoted in this report represents past performance, assumes that all distributions were reinvested, and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Current performance may be higher or lower than performance data quoted. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. For most recent month-end performance information, please call Investor Services at 1-800-243-1575 or visit the Fund’s website at www.selectedfunds.com.
Key Fund Statistics
Fund net assets as of 06/30/24 (in millions)	$47.3
Total number of portfolio holdings as of 06/30/24	28
Portfolio turnover rate for the period	14%
Total advisory fees paid for the period (Net advisory fee after waiver) (in thousands)	$76.2
Top Sectors as of 06/30/24 Net Assets
Financials	39.51%
Consumer Discretionary	28.55%
Information Technology	8.73%
Industrials	8.56%
Materials	4.40%
Where can I find more information?
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, and proxy voting information at selectedfunds.com/resources/regulatory-documents or by scanning the QR code. You can also request this information by contacting Investor Services at 1-800-243-1575.
Selected International Fund
Class S / SLSSX
SEMI-ANNUAL SHAREHOLDER REPORT | JUNE 30, 2024
This Semi-Annual shareholder report contains important information about the Selected International Fund (the “Fund”) for the period of January 1, 2024 to June 30, 2024 (the “period”). You can find additional information about the Fund at selectedfunds.com/resources/regulatory-documents or by contacting Investor Services at 1-800-243-1575.
What were the Fund expenses for the last six months?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of $10,000 investment	Costs paid as a percentage of a $10,000 investment
Selected International Fund (Class S)	$51.98	1.01%*
*	Annualized.
Management’s Discussion of Fund Performance
Summary of Results
The Fund outperformed the Morgan Stanley Capital International All Country World Index ex USA (“MSCI” or the “Index”) for the period. The Fund’s Class S shares delivered a total return of 7.00%, versus a 5.69% return for the MSCI. The Fund invests principally in common stocks (including American Depositary Receipts) issued by foreign companies, including countries with developed or emerging markets.
Market Overview
  MSCI
    Strongest performing sectors - Information Technology (+17%), Financials (+9%), and Health Care (+8%)
    Weakest performing sectors - Real Estate (-5%), Consumer Staples (-4%), and Materials (-3%)
Contributors to Performance
  Consumer Discretionary - outperformed the Index sector (+11% vs +2%)
    Meituan (+36%) - largest individual contributor
    Prosus (+20%) and Naspers (+14%)
  Materials - outperformed the Index sector (+14% vs -3%) and underweight (average weighting 4% vs 7%)
    Teck Resources (+14%)
  Overweight in Financials (average weighting 41% vs 21%)
    Danske Bank (+16%), DBS Group Holdings (+18%), Ping An Insurance (+4%), and Julius Baer (+5%)
  No exposure in Consumer Staples
  Japan holdings
    Tokyo Electron (+22%) and ITOCHU (+11%)
    ITOCHU - new purchase during the period
Detractors from Performance
  Information Technology - underperformed the Index sector (+8% vs +17%)
    Hollysys Automation Technologies (-18%) and Samsung Electronics (-2%)
  Financials - underperformed the Index sector (+6% vs +9%)
    AIA Group (-21%) and Noah Holdings (-30%) - two largest individual detractors
  Overweight in Consumer Discretionary - (average weighting 27% vs 12%)
    Delivery Hero (-14%), JD.com (-8%), Fila Holdings (-3%), and Alibaba (-5%)
  Individual holdings
    Baidu (-27%) and KE Holdings (-11%)

Fund Performance
AVERAGE ANNUAL TOTAL RETURN FOR PERIODS ENDED 06/30/24	1 Year	5 Years	10 Years
Selected International Fund (Class S)	7.90%	0.33%	1.62%
MSCI ACWI® ex USA	11.62%	5.54%	3.84%
The performance data quoted in this report represents past performance, assumes that all distributions were reinvested, and is not a guarantee of future results. The investment return and principal value will fluctuate so that shares may be worth more or less than their original cost when redeemed. Current performance may be higher or lower than performance data quoted. Returns shown do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. For most recent month-end performance information, please call Investor Services at 1-800-243-1575 or visit the Fund’s website at www.selectedfunds.com.
Key Fund Statistics
Fund net assets as of 06/30/24 (in millions)	$47.3
Total number of portfolio holdings as of 06/30/24	28
Portfolio turnover rate for the period	14%
Total advisory fees paid for the period (Net advisory fee after waiver) (in thousands)	$76.2
Top Sectors as of 06/30/24 Net Assets
Financials	39.51%
Consumer Discretionary	28.55%
Information Technology	8.73%
Industrials	8.56%
Materials	4.40%
Where can I find more information?
You can find additional information about the Fund such as the prospectus, financial information, fund holdings, and proxy voting information at selectedfunds.com/resources/regulatory-documents or by scanning the QR code. You can also request this information by contacting Investor Services at 1-800-243-1575.

ITEM 2.  CODE OF ETHICS

Not Applicable.

ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT

Not Applicable.

ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES

Not Applicable.

ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS

Not applicable to this Registrant, insofar as the Registrant is not a listed issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934.

ITEM 6.  INVESTMENTS

(a) The complete Schedule of Investments is included in Item 7 of this Form N-CSR.

(b) Not Applicable.

ITEM 7.  FINANCIAL STATEMENTS AND FINANCIAL HIGHLIGHTS FOR OPEN-END INVESTMENT COMPANIES

Selected Funds
Selected American Shares
Selected International Fund
June 30, 2024
FINANCIAL STATEMENTS AND OTHER INFORMATION (ITEMS 7-11 OF FORM N-CSR)
Selecting Quality Companies for the Long Term

SELECTED FUNDS

SELECTED FUNDS
SELECTED AMERICAN SHARES
Schedule of Investments
June 30, 2024 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (99.20%)
COMMUNICATION SERVICES – (14.36%)
Media & Entertainment – (14.36%)
Alphabet Inc., Class A	396,430	$72,209,724
ASAC II L.P. *(a)(b)(c)	1,174,606	1,309,920
IAC Inc. *	284,670	13,336,790
Liberty TripAdvisor Holdings, Inc., Series A *	38,223	17,965
Meta Platforms, Inc., Class A	341,968	172,427,105
Total Communication Services		259,301,504
CONSUMER DISCRETIONARY – (11.56%)
Consumer Discretionary Distribution & Retail – (8.70%)
Amazon.com, Inc. *	555,970	107,441,202
Coupang, Inc., Class A (South Korea) *	696,519	14,592,073
JD.com, Inc., Class A, ADR (China)	335,551	8,670,638
Naspers Ltd. - N (South Africa)	19,282	3,780,591
Prosus N.V., Class N (Netherlands)	638,752	22,752,227
		157,236,731
Consumer Services – (2.86%)
MGM Resorts International *	1,161,540	51,618,838
Total Consumer Discretionary		208,855,569
CONSUMER STAPLES – (1.49%)
Food, Beverage & Tobacco – (1.49%)
Darling Ingredients Inc. *	250,930	9,221,677
Tyson Foods, Inc., Class A	308,150	17,607,691
Total Consumer Staples		26,829,368
ENERGY – (0.35%)
ConocoPhillips	54,290	6,209,690
Total Energy		6,209,690
FINANCIALS – (36.38%)
Banks – (14.47%)
Danske Bank A/S (Denmark)	1,691,000	50,385,919
DBS Group Holdings Ltd. (Singapore)	1,871,632	49,399,491
JPMorgan Chase & Co.	147,956	29,925,580
U.S. Bancorp	1,139,430	45,235,371
Wells Fargo & Co.	1,456,740	86,515,789
		261,462,150
Financial Services – (16.86%)
Capital Markets – (2.21%)
Bank of New York Mellon Corp.	665,655	39,866,078
Consumer Finance – (6.45%)
Capital One Financial Corp.	841,235	116,468,986
Financial Services – (8.20%)
Berkshire Hathaway Inc., Class A *	242	148,162,322
		304,497,386
Insurance – (5.05%)
Life & Health Insurance – (1.78%)
AIA Group Ltd. (Hong Kong)	2,422,380	16,440,686
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	3,464,600	15,705,731
		32,146,417
Property & Casualty Insurance – (3.27%)
Chubb Ltd.	118,831	30,311,412
Markel Group Inc. *	18,278	28,799,913
		59,111,325
		91,257,742
Total Financials		657,217,278
	Shares	Value (Note 1)
COMMON STOCK – (CONTINUED)
HEALTH CARE – (13.42%)
Health Care Equipment & Services – (9.92%)
Cigna Group	144,350	$47,717,780
Humana Inc.	223,510	83,514,511
Quest Diagnostics Inc.	182,690	25,006,607
Solventum Corp. *	432,910	22,892,281
		179,131,179
Pharmaceuticals, Biotechnology & Life Sciences – (3.50%)
Viatris Inc.	5,954,260	63,293,784
Total Health Care		242,424,963
INDUSTRIALS – (4.13%)
Capital Goods – (3.02%)
AGCO Corp.	125,960	12,328,965
Orascom Construction PLC (United Arab Emirates)	346,251	1,852,443
Owens Corning	232,000	40,303,040
		54,484,448
Transportation – (1.11%)
DiDi Global Inc., Class A, ADS (China) *	4,864,750	20,140,065
Total Industrials		74,624,513
INFORMATION TECHNOLOGY – (15.00%)
Semiconductors & Semiconductor Equipment – (11.61%)
Applied Materials, Inc.	472,970	111,616,190
Intel Corp.	1,256,640	38,918,141
Texas Instruments Inc.	303,973	59,131,868
		209,666,199
Software & Services – (1.44%)
Microsoft Corp.	58,460	26,128,697
Technology Hardware & Equipment – (1.95%)
Samsung Electronics Co., Ltd. (South Korea)	594,620	35,206,342
Total Information Technology		271,001,238
MATERIALS – (2.51%)
Teck Resources Ltd., Class B (Canada)	947,280	45,374,712
Total Materials		45,374,712
TOTAL COMMON STOCK – (Identified cost $961,075,633)		1,791,838,835

	Principal	Value (Note 1)
SHORT-TERM INVESTMENTS – (0.79%)
Nomura Securities International, Inc. Joint Repurchase Agreement, 5.31%, 07/01/24 (d)	$6,297,000	$6,297,000
StoneX Financial Inc. Joint Repurchase Agreement, 5.31%, 07/01/24 (e)	8,001,000	8,001,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $14,298,000)		14,298,000
Total Investments – (99.99%) – (Identified cost $975,373,633)		1,806,136,835
Other Assets Less Liabilities – (0.01%)		212,782
Net Assets – (100.00%)		$1,806,349,617

ADR:	American Depositary Receipt
ADS:	American Depositary Share

*	Non-income producing security.
(a)	Restricted Security – See Note 6 of the Notes to Financial Statements.

SELECTED FUNDS
SELECTED AMERICAN SHARES
Schedule of Investments - (Continued)
June 30, 2024 (Unaudited)
(b)	The value of this security was determined using significant unobservable inputs. See Note 1 of the Notes to Financial Statements.
(c)	Limited partnership units.
(d)	Dated 06/28/24, repurchase value of $6,299,786 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 2.00%- 7.50%, 07/01/36-06/01/54, total market value $6,422,940).
(e)
Dated 06/28/24, repurchase value of $8,004,540 (collateralized by: U.S. Government agency mortgages and obligation in a pooled cash account, 1.02%-7.50%, 09/15/24-03/20/73, total market value
$8,161,020).

See Notes to Financial Statements

SELECTED FUNDS
SELECTED INTERNATIONAL FUND
Schedule of Investments
June 30, 2024 (Unaudited)

	Shares	Value (Note 1)
COMMON STOCK – (98.64%)
COMMUNICATION SERVICES – (3.04%)
Media & Entertainment – (3.04%)
Baidu, Inc., Class A, ADR (China) *	4,167	$360,362
Sea Limited, Class A, ADR (Singapore) *	15,110	1,079,156
Total Communication Services		1,439,518
CONSUMER DISCRETIONARY – (28.55%)
Consumer Discretionary Distribution & Retail – (15.68%)
Alibaba Group Holding Ltd., ADR (China)	12,510	900,720
Coupang, Inc., Class A (South Korea) *	23,640	495,258
JD.com, Inc., Class A, ADR (China)	50,645	1,308,667
Naspers Ltd. - N (South Africa)	12,884	2,526,146
Prosus N.V., Class N (Netherlands)	61,435	2,188,303
		7,419,094
Consumer Durables & Apparel – (3.94%)
Fila Holdings Corp. (South Korea)	64,009	1,864,701
Consumer Services – (8.93%)
Delivery Hero SE (Germany) *	33,530	795,383
Meituan, Class B (China) *	241,087	3,429,965
		4,225,348
Total Consumer Discretionary		13,509,143
ENERGY – (2.54%)
Tourmaline Oil Corp. (Canada)	26,480	1,201,041
Total Energy		1,201,041
FINANCIALS – (39.51%)
Banks – (23.08%)
Danske Bank A/S (Denmark)	181,192	5,398,891
DBS Group Holdings Ltd. (Singapore)	149,382	3,942,759
DNB Bank ASA (Norway)	66,434	1,304,787
Metro Bank Holdings PLC (United Kingdom) *	584,816	273,159
		10,919,596
Financial Services – (6.64%)
Capital Markets – (6.64%)
Julius Baer Group Ltd. (Switzerland)	42,800	2,391,408
Noah Holdings Ltd., Class A, ADS (China)	77,774	750,519
		3,141,927
Insurance – (9.79%)
Life & Health Insurance – (9.79%)
AIA Group Ltd. (Hong Kong)	318,740	2,163,288
Ping An Insurance (Group) Co. of China, Ltd. - H (China)	545,130	2,471,184
		4,634,472
Total Financials		18,695,995
INDUSTRIALS – (8.56%)
Capital Goods – (3.68%)
ITOCHU Corp. (Japan)	35,700	1,742,730
Transportation – (4.88%)
DiDi Global Inc., Class A, ADS (China) *	557,630	2,308,588
Total Industrials		4,051,318
	Shares	Value (Note 1)
COMMON STOCK – (CONTINUED)
INFORMATION TECHNOLOGY – (8.73%)
Semiconductors & Semiconductor Equipment – (1.07%)
Tokyo Electron Ltd. (Japan)	2,330	$505,420
Technology Hardware & Equipment – (7.66%)
Hollysys Automation Technologies Ltd. (China) *	14,130	305,773
Samsung Electronics Co., Ltd. (South Korea)	56,050	3,318,616
		3,624,389
Total Information Technology		4,129,809
MATERIALS – (4.40%)
Teck Resources Ltd., Class B (Canada)	43,470	2,082,213
Total Materials		2,082,213
REAL ESTATE – (3.31%)
Real Estate Management & Development – (3.31%)
KE Holdings Inc., Class A, ADR (China)	110,610	1,565,132
Total Real Estate		1,565,132
TOTAL COMMON STOCK – (Identified cost $43,561,645)		46,674,169

	Principal	Value (Note 1)
SHORT-TERM INVESTMENTS – (1.04%)
Nomura Securities International, Inc. Joint Repurchase Agreement, 5.31%, 07/01/24 (a)	$218,000	$218,000
StoneX Financial Inc. Joint Repurchase Agreement, 5.31%, 07/01/24 (b)	277,000	277,000
TOTAL SHORT-TERM INVESTMENTS – (Identified cost $495,000)		495,000
Total Investments – (99.68%) – (Identified cost $44,056,645)		47,169,169
Other Assets Less Liabilities – (0.32%)		150,052
Net Assets – (100.00%)		$47,319,221

ADR:	American Depositary Receipt
ADS:	American Depositary Share

*	Non-income producing security.
(a)	Dated 06/28/24, repurchase value of $218,096 (collateralized by: U.S. Government agency mortgages in a pooled cash account, 4.00%- 5.50%, 08/20/48-03/20/53, total market value $222,360).
(b)	Dated 06/28/24, repurchase value of $277,123 (collateralized by: U.S. Government agency mortgages and obligation in a pooled cash account, 1.02%-7.50%, 09/15/24-03/20/73, total market value $282,540).
See Notes to Financial Statements

SELECTED FUNDS
Statements of Assets and Liabilities
At June 30, 2024 (Unaudited)

	Selected American Shares	Selected International Fund

ASSETS:
Investments in securities, at value* (see accompanying Schedule of Investments)	$1,806,136,835	$47,169,169
Cash	73,972	5,647
Receivables:
Capital stock sold	58,685	14,162
Dividends and interest	2,068,495	281,485
Prepaid expenses	28,804	984
Due from Adviser	–	10,990
Total assets	1,808,366,791	47,482,437

LIABILITIES:
Payables:
Capital stock redeemed	722,931	34,359
Investment securities purchased	–	71,811
Accrued custodian fees	169,500	21,200
Accrued distribution service fees	101,733	1,222
Accrued investment advisory fees	853,671	23,378
Accrued transfer agent fees	155,741	8,862
Other accrued expenses	13,598	2,384
Total liabilities	2,017,174	163,216

NET ASSETS	$1,806,349,617	$47,319,221

NET ASSETS CONSIST OF:
Par value of shares of capital stock	$54,907,119	$1,068,830

Additional paid-in capital	813,615,791	43,737,572

Distributable earnings	937,826,707	2,512,819
Net Assets	$1,806,349,617	$47,319,221

*Including:
Cost of investments	$975,373,633	$44,056,645

CLASS S SHARES:
Net assets	$467,068,020	$3,889,030
Shares outstanding	11,383,658	353,483
Net asset value, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$41.03	$11.00

CLASS D SHARES:
Net assets	$1,339,281,597	$43,430,191
Shares outstanding	32,542,037	3,921,838
Net asset value, offering, and redemption price per share (Net assets ÷ Shares outstanding)	$41.16	$11.07
See Notes to Financial Statements

SELECTED FUNDS
Statements of Operations
For the six months ended June 30, 2024 (Unaudited)

	Selected American Shares	Selected International Fund
INVESTMENT INCOME:
Income:
Dividends*	$15,764,202	$863,672
Interest	453,482	15,930
Total income	16,217,684	879,602

Expenses:
Investment advisory fees (Note 3)	4,872,652	128,330
Custodian fees	194,771	23,746
Transfer agent fees:
Class S	260,014	11,678
Class D	287,691	16,014
Audit fees	37,677	13,623
Legal fees	21,340	4,549
Reports to shareholders	24,000	1,927
Directors’ fees and expenses	177,774	6,562
Registration and filing fees	27,000	21,870
Miscellaneous	47,465	10,957
Distribution service fees (Note 3):
Class S	571,500	5,189
Total expenses	6,521,884	244,445
Reimbursement/waiver of expenses by Adviser (Note 3):
Class S	–	(14,735)
Class D	–	(47,506)
Net expenses	6,521,884	182,204
Net investment income	9,695,800	697,398

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS AND FOREIGN CURRENCY TRANSACTIONS:
Net realized gain (loss) from:
Investment transactions	177,551,677	3,119,023
Foreign currency transactions	(15,228)	(2,483)
Net realized gain	177,536,449	3,116,540
Net increase (decrease) in unrealized appreciation	55,161,975	(660,204)
Net realized and unrealized gain on investments and foreign currency transactions	232,698,424	2,456,336
Net increase in net assets resulting from operations	$242,394,224	$3,153,734

*Net of foreign taxes withheld of	$429,550	$109,294
See Notes to Financial Statements

SELECTED FUNDS
Statements of Changes in Net Assets
For the six months ended June 30, 2024 (Unaudited)

	Selected American Shares	Selected International Fund

OPERATIONS:
Net investment income	$9,695,800	$697,398

Net realized gain from investments and foreign currency transactions	177,536,449	3,116,540

Net increase (decrease) in unrealized appreciation on investments and foreign currency transactions	55,161,975	(660,204)
Net increase in net assets resulting from operations	242,394,224	3,153,734

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Class S	(29,417,473)	–
Class D	(85,865,401)	–

CAPITAL SHARE TRANSACTIONS:
Net increase (decrease) in net assets resulting from capital share transactions (Note 4):
Class S	(553,686)	(1,293,080)
Class D	4,558,322	(1,716,379)

Total increase in net assets	131,115,986	144,275

NET ASSETS:
Beginning of period	1,675,233,631	47,174,946
End of period	$1,806,349,617	$47,319,221
See Notes to Financial Statements

SELECTED FUNDS
Statements of Changes in Net Assets
For the year ended December 31, 2023

	Selected American Shares	Selected International Fund

OPERATIONS:
Net investment income	$17,047,701	$863,510

Net realized gain (loss) from investments and foreign currency transactions	144,836,441	(2,806,281)

Net change in unrealized appreciation (depreciation) on investments and foreign currency transactions	273,170,789	3,754,492
Net increase in net assets resulting from operations	435,054,931	1,811,721

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS:
Class S	(33,046,093)	(75,225)
Class D	(95,923,689)	(741,655)

CAPITAL SHARE TRANSACTIONS:
Net decrease in net assets resulting from capital share transactions (Note 4):
Class S	(28,257,211)	(479,369)
Class D	(6,026,608)	(910,516)

Total increase (decrease) in net assets	271,801,330	(395,044)

NET ASSETS:
Beginning of year	1,403,432,301	47,569,990
End of year	$1,675,233,631	$47,174,946
See Notes to Financial Statements

SELECTED FUNDS
Notes to Financial Statements
June 30, 2024 (Unaudited)
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES
The Selected Funds (“Funds”) consist of Selected American Shares, Inc. (a Maryland corporation) (“Selected American Shares”) and Selected International Fund, Inc. (a Maryland corporation) (“Selected International Fund”). The Funds are registered under the Investment Company Act of 1940, as amended, as diversified, open-end management investment companies. The Funds follow the reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946, Financial Services – Investment Companies.
Selected American Shares’ investment objective is to achieve both capital growth and income. The Fund principally invests in common stocks issued by large companies with market capitalizations of at least $10 billion.
Selected International Fund’s investment objective is to achieve capital growth. The Fund principally invests in common stocks issued by foreign companies, including countries with developed or emerging markets. The Fund may invest in large, medium, or small companies without regard to market capitalization.
An investment in the Funds, as with any mutual fund, includes risks that vary depending upon the Funds’ investment objectives and policies. There is no assurance that the investment objective of any fund will be achieved. Each Fund’s return and net asset value will fluctuate.
Class S and Class D shares are sold at net asset value. Income, expenses (other than those attributable to a specific class), and gains and losses are allocated daily to each class of shares based on the relative proportion of net assets represented by each class. Operating expenses directly attributable to a specific class are charged against the operations of that class. All classes have identical rights with respect to voting (exclusive of each class’ distribution arrangement), liquidation, and distributions. Selected International Fund assessed a 2% short-term trading fee on the proceeds of Fund shares that were redeemed (either by selling or exchanging into Selected American Shares) within 30 days of their purchase. The fee, which was retained by the Fund, was accounted for as an addition to paid-in capital. Effective April 30, 2024, the short term trading fee for Selected International Fund was eliminated.
Eligible Class S shares can be converted to Class D shares upon request. Class D shares offer lower expenses for shareholders who have chosen not to use an intermediary, but instead invest directly with the Funds. These conversions are non-taxable events.
The following is a summary of significant accounting policies followed by the Funds in the preparation of their financial statements.
Security Valuation - The Funds’ Board of Directors has designated Davis Selected Advisers, L.P. (“Adviser”), the Funds’ investment adviser, as the valuation designee for the Funds. The Adviser has established a Pricing Committee to carry out the day-to-day valuation activities for the Funds. The Funds calculate the net asset value of their shares as of the close of the New York Stock Exchange (“Exchange”), normally 4:00 P.M. Eastern time, on each day the Exchange is open for business. Securities listed on the Exchange (and other national exchanges including NASDAQ) are valued at the last reported sales price on the day of valuation. Listed securities for which no sale was reported on that date are valued at the last quoted bid price. Securities traded on foreign exchanges are valued based upon the last sales price on the principal exchange on which the security is traded prior to the time when the Funds’ assets are valued. Securities (including restricted securities) for which market quotations are not readily available or securities whose values have been materially affected by what the Adviser identifies as a significant event occurring before the Funds’ assets are valued, but after the close of their respective exchanges, will be fair valued using a fair valuation methodology applicable to the security type or the significant event as previously approved by the Pricing Committee. The Pricing Committee considers all facts it deems relevant that are reasonably available, through either public information or information available to the Adviser’s portfolio management team, when determining the fair value of a security. To assess the appropriateness of security valuations, the Pricing Committee may consider (i) comparing prior day prices and/or prices of comparable securities; (ii) comparing sale prices to the prior or current day prices and challenge those prices exceeding certain tolerance levels with the third-party pricing service or broker source; (iii) new rounds of financing; (iv) the performance of the market or the issuer’s industry; (v) the liquidity of the security; (vi) the size of the holding in a fund; and/or (vii) any other appropriate information. The determination of a security’s fair value price often involves the consideration of a number of subjective factors and is therefore subject to the unavoidable risk that the value assigned to a security may be higher or lower than the security’s value would be if a reliable market quotation for the security was readily available.
Short-term investments purchased within 60 days to maturity are valued at amortized cost, which approximates market value.

SELECTED FUNDS
Notes to Financial Statements - (Continued)
June 30, 2024 (Unaudited)
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)
Security Valuation - (Continued)
On a quarterly basis, the Board of Directors receives reports of valuation actions taken by the Pricing Committee. On at least an annual basis, the Board of Directors receives an assessment of the adequacy and effectiveness of the Adviser’s process for determining the fair value of the Funds’ investments.
Fair Value Measurements - Fair value is defined as the price that the Funds would receive upon selling an investment in an orderly transaction to an independent buyer in the principal market for the investment. Various inputs are used to determine the fair value of the Funds’ investments. These inputs are summarized in the three broad levels listed below.
Level 1 −
quoted prices in active markets for identical securities
Level 2 −
other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
Level 3 −
significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities nor can it be assured that the Funds can obtain the fair value assigned to a security if they were to sell the security.
The following is a summary of the inputs used as of June 30, 2024 in valuing each Fund's investments carried at value:

	Investments in Securities at Value
	Selected American Shares	Selected International Fund
Valuation Inputs
Level 1 – Quoted Prices:
Common Stock:
Communication Services	$257,991,584	$1,439,518
Consumer Discretionary	208,855,569	13,509,143
Consumer Staples	26,829,368	–
Energy	6,209,690	1,201,041
Financials	657,217,278	18,695,995
Health Care	242,424,963	–
Industrials	74,624,513	4,051,318
Information Technology	271,001,238	4,129,809
Materials	45,374,712	2,082,213
Real Estate	–	1,565,132
Total Level 1	1,790,528,915	46,674,169
Level 2 – Other Significant Observable Inputs:
Short-Term Investments	14,298,000	495,000
Total Level 2	14,298,000	495,000
Level 3 – Significant Unobservable Inputs:
Common Stock:
Communication Services	1,309,920	–
Total Level 3	1,309,920	–
Total Investments	$1,806,136,835	$47,169,169
The following table reconciles the valuation of assets in which significant unobservable inputs (Level 3) were used in determining fair value during the six months ended June 30, 2024. The net change in unrealized appreciation (depreciation) during the period on Level 3 securities still held at June 30, 2024 was $73,648 for Selected American Shares. The cost of purchases or proceeds from sales may include securities received or delivered through corporate actions or exchanges. Realized and unrealized gains (losses) are included in the related amounts on investments in the Statements of Operations.

SELECTED FUNDS
Notes to Financial Statements - (Continued)
June 30, 2024 (Unaudited)
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)
Fair Value Measurements - (Continued)

	Beginning Balance at January 1, 2024	Cost of Purchases	Proceeds from Sales	Net Change in Unrealized Appreciation (Depreciation)	Net Realized Gain (Loss)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at June 30, 2024
Selected American Shares
Investments in Securities:
Common Stock	$1,236,272	$–	$–	$73,648	$–	$–	$–	$1,309,920
Total Level 3	$1,236,272	$–	$–	$73,648	$–	$–	$–	$1,309,920
The following table is a summary of those assets in which significant unobservable inputs (Level 3) were used by the Adviser in determining fair value. Note that these amounts exclude any valuations provided by a pricing service or broker.

	Fair Value at June 30, 2024	Valuation Technique	Unobservable Input	Amount	Impact to Valuation from an Increase in Input
Selected American Shares
Investments in Securities:
Common Stock	$1,309,920	Discounted Cash Flow	Annualized Yield	6.370%	Decrease
Total Level 3	$1,309,920
The significant unobservable input listed in the above table is used in the fair value measurement of common stock, and if changed, would affect the fair value of the Fund’s investments. The “Impact to Valuation from an Increase in Input” represents the change in fair value measurement resulting from an increase in the corresponding input. A decrease in the input would have the opposite effect.
Repurchase Agreements - Repurchase agreements are transactions under which a Fund purchases a security from a dealer counterparty and agrees to resell the security to that counterparty on a specified future date at the same price, plus a specified interest rate. The Fund’s repurchase agreements are secured by U.S. government or agency securities. It is the Fund’s policy that its regular custodian or third party custodian take possession of the underlying collateral securities, the fair value of which exceeds the principal amount of the repurchase transaction, including accrued interest, at all times. In the event of default by the counterparty, the Fund has the contractual right to liquidate the collateral securities and to apply the proceeds in satisfaction of the obligation.
Currency Translation - The market values of all assets and liabilities denominated in foreign currencies are recorded in the financial statements after translation to United States Dollar (“USD”) on the date of valuation using exchange rates determined as of the close of trading on the Exchange. The cost basis of such assets and liabilities is determined based upon historical exchange rates. Income and expenses are translated at average exchange rates in effect as accrued or incurred.
Foreign Currency - The Funds may enter into forward purchases or sales of foreign currencies to hedge certain foreign currency denominated assets and liabilities against declines in market value relative to USD. Forward currency contracts are marked-to-market daily and the change in market value is recorded by the Funds as an unrealized gain or loss. When the forward currency contract is closed, the Funds record a realized gain or loss equal to the difference between the value of the forward currency contract at the time it was opened and value at the time it was closed. Investments in forward currency contracts may expose the Funds to risks resulting from unanticipated movements in foreign currency exchange rates or failure of the counter-party to the agreement to perform in accordance with the terms of the contract. During the six months ended June 30, 2024, there were no forward currency contracts entered into by the Funds.

SELECTED FUNDS
Notes to Financial Statements - (Continued)
June 30, 2024 (Unaudited)
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)
Foreign Currency - (Continued)
Reported net realized foreign exchange gains or losses arise from the sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on security transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books, and the USD equivalent of the amounts actually received or paid. The Funds include foreign currency gains and losses realized on the sales of investments together with market gains and losses on such investments in the Statements of Operations. Net unrealized foreign exchange gains or losses arise from changes in the value of assets and liabilities resulting from changes in the exchange rate and are included within net unrealized appreciation or depreciation in the Statements of Operations.
Federal Income Taxes - It is each Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies, and to distribute substantially all of its taxable income, including any net realized gains on investments not offset by loss carryovers, to shareholders. Therefore, no provision for federal income or excise tax is required. The Adviser analyzed the Funds’ tax positions taken on federal and state income tax returns for all open tax years and concluded that as of June 30, 2024, no provision for income tax is required in the Funds’ financial statements related to these tax positions. The Funds’ federal and state (Arizona) income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state Department of Revenue. The earliest tax year that remains subject to examination by these jurisdictions is 2020.
Capital losses will be carried forward to future years if not offset by gains. At December 31, 2023, the Funds had available for federal income tax purposes unused capital loss carryforwards with no expiration as follows:

Capital Loss Carryforwards
Selected International Fund
Character
Short-term	$–
Long-term	2,929,866
Total	$2,929,866
Additionally, based on the Funds’ understanding of the tax rules and rates related to income, gains, and transactions for the foreign jurisdictions in which they invest, the Funds will provide for foreign taxes, and where appropriate, deferred foreign taxes.
At June 30, 2024, the aggregate cost of investments and unrealized appreciation (depreciation) for federal income tax purposes were as follows:

	Selected American Shares	Selected International Fund
Cost	$979,428,028	$45,669,428

Unrealized appreciation	933,233,116	8,474,613
Unrealized depreciation	(106,524,309)	(6,974,872)
Net unrealized appreciation	$826,708,807	$1,499,741
Securities Transactions and Related Investment Income - Securities transactions are accounted for on the trade date (date the order to buy or sell is executed) with realized gain or loss on the sale of securities being determined based upon identified cost. Dividend income is recorded on the ex-dividend date. Interest income, which includes accretion of discount and amortization of premium, is accrued as earned.
Dividends and Distributions to Shareholders - Dividends and distributions to shareholders are recorded on the ex-dividend date. Net investment income (loss), net realized gains (losses), and net unrealized appreciation (depreciation) on investments [collectively “Distributable earnings (losses)”] may differ for financial statement and tax purposes primarily due to permanent and temporary differences which may include wash sales, foreign currency transactions, equalization, corporate actions, partnership income, Directors’ deferred compensation, net operating losses, deferred post-October losses, and passive foreign

SELECTED FUNDS
Notes to Financial Statements - (Continued)
June 30, 2024 (Unaudited)
NOTE 1 - SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES – (CONTINUED)
Dividends and Distributions to Shareholders - (Continued)
investment company shares. The character of dividends and distributions made during the fiscal year from net investment income and net realized securities gains may differ from their ultimate characterization for federal income tax purposes. Also, due to the timing of dividends and distributions, the fiscal year in which amounts are distributed may differ from the fiscal year in which income or realized gain was recorded by the Funds. The Funds adjust certain components of capital to reflect permanent differences between financial statement amounts and net income and realized gains/losses determined in accordance with income tax rules.
Indemnification - Under the Funds’ organizational documents, their officers and directors are indemnified against certain liabilities arising out of the performance of their duties to the Funds. In addition, some of the Funds’ contracts with their service providers contain general indemnification clauses. The Funds’ maximum exposure under these arrangements is unknown since the amount of any future claims that may be made against the Funds cannot be determined and the Funds have no historical basis for predicting the likelihood of any such claims.
Use of Estimates in Financial Statements - In preparing financial statements in conformity with accounting principles generally accepted in the United States of America, management makes estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements, as well as the reported amounts of income and expenses during the reporting period. Actual results may differ from these estimates.
Directors Fees and Expenses - The Funds set up a Rabbi Trust to provide for the deferred compensation plan for Independent Directors that enables them to elect to defer receipt of all or a portion of annual fees they are entitled to receive. The value of an eligible Director's account is based upon years of service and fees paid to each Director during the years of service. The amount paid to the Director by the Trust under the plan will be determined based upon the performance of the Funds in which the amounts are invested.
NOTE 2 - PURCHASES AND SALES OF SECURITIES
The cost of purchases and proceeds from sales of investment securities (excluding short-term investments) during the six months ended June 30, 2024 were as follows:

	Selected American Shares	Selected International Fund
Cost of purchases	$158,914,630	$6,324,181
Proceeds from sales	253,221,564	7,919,818
NOTE 3 - FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS (INCLUDING AFFILIATES)
Davis Selected Advisers-NY, Inc. (“DSA-NY”), a wholly-owned subsidiary of the Adviser, acts as sub-adviser to the Funds. DSA-NY performs research and portfolio management services for the Funds under a Sub-Advisory Agreement with the Adviser. The Funds pay no fees directly to DSA-NY.
All officers of the Funds (including Interested Directors) hold positions as executive officers with the Adviser or its affiliates.
As of June 30, 2024, related shareholders held greater than 20% of outstanding shares of the following Funds:

Selected International Fund
34%
Investment activities of this shareholder could have a material impact on the Fund.
Investment Advisory Fees and Reimbursement/Waiver of Expenses - Advisory fees are paid monthly to the Adviser. The annual rate for Selected American Shares is 0.55% of the average net assets for the first $3 billion, 0.54% on the next $1 billion, 0.53% on the next $1 billion, 0.52% on the next $1 billion, 0.51% on the next $1 billion, 0.50% on the next $3 billion, and

SELECTED FUNDS
Notes to Financial Statements - (Continued)
June 30, 2024 (Unaudited)
NOTE 3 - FEES AND OTHER TRANSACTIONS WITH SERVICE PROVIDERS (INCLUDING AFFILIATES) – (CONTINUED)
Investment Advisory Fees and Reimbursement/Waiver of Expenses - (Continued)
0.485% of the average net assets in excess of $10 billion. Advisory fees paid during the six months ended June 30, 2024 approximated 0.55% of the average net assets for Selected American Shares. The fixed annual rate for Selected International Fund is 0.55% of the average net assets. The Adviser is contractually committed to waive fees and/or reimburse Selected International Fund’s expenses to the extent necessary to cap total annual fund operating expenses (Class S shares, 1.05%, and Class D shares, 0.80%). The Adviser is obligated to continue the expense cap through May 1, 2025. The expense cap cannot be modified prior to that date without the consent of the Board of Directors. After that date, there is no assurance that the Adviser will continue to cap expenses. Effective February 1, 2024, the Adviser is voluntarily waiving 0.05% of the average net assets (5 basis points) of Selected International Fund Advisory fees for a 12-month period and will temporarily waive fees and/or reimburse Selected International Fund’s expenses to the extent necessary to cap total annual fund operating expenses (Class S shares, 1.00%, and Class D shares, 0.75%) until January 31, 2025. For purposes of the expense cap, operating expenses do not include foreign tax reclaim filing expenses. The Adviser may not recoup any of the operating expenses it has reimbursed to Selected International Fund. During the six months ended June 30, 2024, such reimbursements for Class S and Class D of Selected International Fund amounted to $14,735 and $47,506, respectively.
Transfer Agent and Accounting Fees - SS&C Global Investor & Distribution Solutions, Inc. is the Funds’ primary transfer agent. The Adviser is also paid for certain transfer agent services. The fees paid to the Adviser during the six months ended June 30, 2024 were $80,029 and $6,903 for Selected American Shares and Selected International Fund, respectively. State Street Bank and Trust Company (“State Street Bank”) is the Funds’ primary accounting provider. Fees for accounting services are included in the custodian fees as State Street Bank also serves as the Funds’ custodian.
Distribution Service Fees - For services under the distribution agreement, the Funds’ Class S shares pay an annual fee of 0.25% of average daily net assets. During the six months ended June 30, 2024, Selected American Shares and Selected International Fund incurred distribution service fees totaling $571,500 and $5,189, respectively.
There are no distribution service fees for the Funds’ Class D shares.
NOTE 4 - CAPITAL STOCK
At June 30, 2024, there were 600 million shares of capital stock of Selected American Shares ($1.25 par value per share) and 50 million shares of capital stock of Selected International Fund ($0.25 par value per share) authorized. Transactions in capital stock were as follows:

		Six months ended June 30, 2024 (Unaudited)
		Sold	Reinvestment of Distributions	Redeemed	Net Increase (Decrease)
Selected American Shares
Shares:	Class S	104,187	721,794	(823,476)	2,505
	Class D	286,512	1,970,383	(2,078,436)	178,459
Value:	Class S	$4,286,700	$29,153,250	$(33,993,636)	$(553,686)
	Class D	11,879,615	79,820,224	(87,141,517)	4,558,322
Selected International Fund
Shares:	Class S	6,717	–	(133,591)	(126,874)
	Class D	11,687	–	(176,353)	(164,666)
Value:	Class S	$69,634	$–	$(1,362,714)	$(1,293,080)
	Class D	127,663	–	(1,844,042)	(1,716,379)

SELECTED FUNDS
Notes to Financial Statements - (Continued)
June 30, 2024 (Unaudited)
NOTE 4 - CAPITAL STOCK – (CONTINUED)

		Year ended December 31, 2023
		Sold	Reinvestment of Distributions	Redeemed*	Net Decrease
Selected American Shares
Shares:	Class S	156,302	912,052	(1,875,121)	(806,767)
	Class D	551,315	2,490,828	(3,237,802)	(195,659)
Value:	Class S	$5,584,988	$32,631,329	$(66,473,528)	$(28,257,211)
	Class D	19,522,331	89,369,327	(114,918,266)	(6,026,608)
Selected International Fund
Shares:	Class S	39,861	7,608	(96,719)	(49,250)
	Class D	67,395	73,065	(225,272)	(84,812)
Value:	Class S	$432,834	$74,259	$(986,462)	$(479,369)
	Class D	701,470	716,770	(2,328,756)	(910,516)

*	Selected International Fund: net of short-term trading fees amounting to $10 for Class S.
NOTE 5 - SECURITIES LOANED
The Funds have entered into a securities lending arrangement with State Street Bank. Under the terms of the agreement, the Funds receive fee income from lending transactions; in exchange for such fees, State Street Bank is authorized to loan securities on behalf of the Funds, against receipt of collateral at least equal to the value of the securities loaned. As of June 30, 2024, the Funds did not have any securities on loan. The Funds bear the risk of any deficiency in the amount of the collateral available for return to a borrower due to a loss in an approved investment.
NOTE 6 - RESTRICTED SECURITIES
Restricted securities are not registered under the Securities Act of 1933 and may have contractual restrictions on resale. They are fair valued under methods approved by the Pricing Committee. The aggregate value of restricted securities in Selected American Shares amounted to $1,309,920 or 0.07% of the Fund’s net assets as of June 30, 2024. Information regarding restricted securities is as follows:

Fund	Security	Initial Acquisition Date	Units	Cost per Unit	Valuation per Unit as of June 30, 2024
Selected American Shares	ASAC II L.P.	10/10/13	1,174,606	$1.0000	$1.1152

SELECTED FUNDS
The following financial information represents selected data for each share of capital stock outstanding throughout each period:

		Income (Loss) from Investment Operations
	Net Asset Value, Beginning of Period	Net Investment Income (Loss)[a]	Net Realized and Unrealized Gains (Losses)	Total from Investment Operations
Selected American Shares Class S:
Six months ended June 30, 2024[e]	$38.22	$0.18	$5.36	$5.54
Year ended December 31, 2023	$31.31	$0.31	$9.55	$9.86
Year ended December 31, 2022	$42.34	$0.25	$(8.82)	$(8.57)
Year ended December 31, 2021	$40.41	$0.08	$7.16	$7.24
Year ended December 31, 2020	$37.22	$0.14	$4.17	$4.31
Year ended December 31, 2019	$29.94	$0.19	$8.97	$9.16
Selected American Shares Class D:
Six months ended June 30, 2024[e]	$38.32	$0.24	$5.40	$5.64
Year ended December 31, 2023	$31.38	$0.42	$9.58	$10.00
Year ended December 31, 2022	$42.45	$0.37	$(8.87)	$(8.50)
Year ended December 31, 2021	$40.50	$0.23	$7.18	$7.41
Year ended December 31, 2020	$37.29	$0.24	$4.20	$4.44
Year ended December 31, 2019	$29.99	$0.30	$8.99	$9.29
Selected International Fund Class S:
Six months ended June 30, 2024[e]	$10.28	$0.14	$0.58	$0.72
Year ended December 31, 2023	$10.07	$0.17	$0.20	$0.37
Year ended December 31, 2022	$11.52	$0.13	$(1.28)	$(1.15)
Year ended December 31, 2021	$14.92	$0.06	$(3.33)	$(3.27)
Year ended December 31, 2020	$12.56	$(0.03)	$2.64	$2.61
Year ended December 31, 2019	$10.45	$0.04	$2.77	$2.81
Selected International Fund Class D:
Six months ended June 30, 2024[e]	$10.34	$0.16	$0.57	$0.73
Year ended December 31, 2023	$10.13	$0.19	$0.21	$0.40
Year ended December 31, 2022	$11.58	$0.16	$(1.28)	$(1.12)
Year ended December 31, 2021	$15.00	$0.09	$(3.34)	$(3.25)
Year ended December 31, 2020	$12.62	$(0.01)	$2.66	$2.65
Year ended December 31, 2019	$10.50	$0.06	$2.80	$2.86

a	Per share calculations were based on average shares outstanding for the period.
b
Assumes hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends and distributions reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period.
Sales charges are not reflected in the total returns. Total returns are not annualized for periods of less than one year.

c	The ratios in this column reflect the impact, if any, of certain reimbursements and/or waivers from the Adviser.

Financial Highlights

Dividends and Distributions							Ratios to Average Net Assets
Dividends from Net Investment Income	Distributions from Realized Gains	Return of Capital	Total Distributions	Net Asset Value, End of Period	Total Return[b]	Net Assets, End of Period (in millions)	Gross Expense Ratio	Net Expense Ratio[c]	Net Investment Income (Loss) Ratio	Portfolio Turnover[d]

$(0.15)	$(2.58)	$–	$(2.73)	$41.03	14.59%	$467	0.97%[f]	0.97%[f]	0.86%[f]	9%
$(0.33)	$(2.62)	$–	$(2.95)	$38.22	32.33%	$435	0.99%	0.99%	0.87%	9%
$(0.29)	$(2.17)	$–	$(2.46)	$31.31	(20.27)%	$382	0.99%	0.99%	0.72%	8%
$(0.07)	$(5.24)	$–	$(5.31)	$42.34	17.72%	$560	0.98%	0.98%	0.18%	20%
$(0.15)	$(0.97)	$–	$(1.12)	$40.41	11.61%	$553	0.98%	0.98%	0.39%	12%
$(0.41)	$(1.47)	$–	$(1.88)	$37.22	31.15%	$656	0.98%	0.98%	0.56%	11%

$(0.22)	$(2.58)	$–	$(2.80)	$41.16	14.81%	$1,339	0.65%[f]	0.65%[f]	1.18%[f]	9%
$(0.44)	$(2.62)	$–	$(3.06)	$38.32	32.76%	$1,240	0.67%	0.67%	1.19%	9%
$(0.40)	$(2.17)	$–	$(2.57)	$31.38	(20.04)%	$1,022	0.67%	0.67%	1.04%	8%
$(0.22)	$(5.24)	$–	$(5.46)	$42.45	18.10%	$1,422	0.67%	0.67%	0.49%	20%
$(0.26)	$(0.97)	$–	$(1.23)	$40.50	11.95%	$1,282	0.67%	0.67%	0.70%	12%
$(0.52)	$(1.47)	$–	$(1.99)	$37.29	31.57%	$1,264	0.66%	0.66%	0.88%	11%

$–	$–	$–	$–	$11.00	7.00%	$4	1.72%[f]	1.01%[f]	2.76%[f]	14%
$(0.16)	$–	$–	$(0.16)	$10.28	3.74%	$5	1.64%	1.05%	1.59%	9%
$(0.04)	$(0.26)	$–	$(0.30)	$10.07	(10.01)%	$5	1.70%	1.05%	1.32%	5%
$(0.13)	$–	$–	$(0.13)	$11.52	(21.94)%	$7	1.37%	1.05%	0.39%	22%
$(0.03)	$(0.22)	$–	$(0.25)	$14.92	20.77%	$14	1.44%	1.11%	(0.28)%	23%
$(0.34)	$(0.36)	$–	$(0.70)	$12.56	27.15%	$7	1.50%	1.15%	0.27%	9%

$–	$–	$–	$–	$11.07	7.06%	$43	0.98%[f]	0.76%[f]	3.01%[f]	14%
$(0.19)	$–	$–	$(0.19)	$10.34	4.00%	$42	0.97%	0.80%	1.84%	9%
$(0.07)	$(0.26)	$–	$(0.33)	$10.13	(9.74)%	$42	1.00%	0.80%	1.57%	5%
$(0.17)	$–	$–	$(0.17)	$11.58	(21.72)%	$53	0.90%	0.80%	0.64%	22%
$(0.05)	$(0.22)	$–	$(0.27)	$15.00	21.08%	$70	0.89%	0.87%	(0.04)%	23%
$(0.38)	$(0.36)	$–	$(0.74)	$12.62	27.45%	$61	0.90%	0.90%	0.52%	9%

d
The lesser of purchases or sales of portfolio securities for a period, divided by the monthly average of the market value of portfolio securities owned during the period. Securities with a maturity or expiration date at the time of acquisition of one year or less are excluded from the calculation.

e	Unaudited.
f	Annualized.
See Notes to Financial Statements

SELECTED FUNDS
Director Approval of Advisory Agreements (Unaudited)

Process of Annual Review
The Board of Directors of the Selected Funds oversees the management of each Selected  Fund and, as required by law, determines annually whether to approve the continuance of each Selected Fund’s advisory agreement with Davis Selected Advisers, L.P. and sub-advisory agreement with Davis Selected Advisers-NY, Inc. (jointly “Davis Advisors” and “Advisory Agreements”).
With the assistance of counsel to the Independent Directors, the Independent Directors undertook a comprehensive review process in anticipation of their annual contract review meeting, held in April 2024. As part of this process, Davis Advisors provided the Independent Directors with material (including recent investment performance data) that was responsive to questions submitted to Davis Advisors by the Independent Directors. At this meeting, the Independent Directors reviewed and evaluated all information which they deemed reasonably necessary under the circumstances and were provided guidance by their independent counsel. In reaching their decision, the Independent Directors also took into account information furnished to them throughout the year and otherwise provided to them during their quarterly meetings or through other prior communications. The Independent Directors concluded that they had been supplied with sufficient information and data to analyze the Advisory Agreements and that their questions had been sufficiently answered by Davis Advisors. Upon completion of this review, the Independent Directors found that the terms of the Advisory Agreements were fair and reasonable and that continuation of the Advisory Agreements is in the best interests of Selected American Shares and Selected International Fund (each individually a “Fund” or collectively the “Funds”), and their shareholders.
Reasons the Independent Directors Approved Continuation of the Advisory Agreements
The Independent Directors' determinations were based upon a comprehensive consideration of all information provided to them, and they did not identify any single item or piece of information as the controlling factor. Each Independent Director did not necessarily attribute the same weight to each factor. The following considerations and conclusions were important, but not exclusive, to the Independent Directors’ recommendation to renew the Advisory Agreements.
The Independent Directors considered the investment performance of each Fund on an absolute basis as well as relative to its benchmark and other comparable funds. The Independent Directors not only considered the investment performance of each Fund, but also the full range and quality of services provided by Davis Advisors to each Fund and its shareholders, including whether:
1.
A Fund achieves satisfactory investment results over the long-term, after all costs;
2.
Davis Advisors efficiently and effectively handles shareholder transactions, inquiries, requests, and records;
3.
Davis Advisors provides quality accounting, legal, and compliance services, and oversees third-party service providers; and
4.
Davis Advisors fosters healthy investor behavior.
Davis Advisors is reimbursed a portion of its costs in providing some, but not all, of these services.
A shareholder’s ultimate return is the product of a fund’s results, as well as the shareholder’s behavior, specifically in selecting when to invest or redeem. The Independent Directors concluded that, through its actions and communications, Davis Advisors has attempted to have a meaningful, positive impact on investor behavior.
Davis Advisors takes its role as stewards of capital seriously and maintains a strong alignment of interests with its clients. In aggregate, Davis Advisors and its employees as well as the Davis family (collectively referred to herein as “Davis”) have made significant investments in the Funds and similarly managed accounts and strategies. The Independent Directors considered that these investments tend to align Davis with its clients, as Davis takes the same risks and reaps the same rewards as its clients and is motivated to achieve satisfactory long-term returns.
The Independent Directors noted the importance of reviewing quantitative measures, but recognized that qualitative factors are also important in assessing whether Selected Funds’ shareholders are likely to be well served by the renewal of the Advisory Agreements. They noted both the value and shortcomings of purely quantitative measures, including the data provided by independent service providers, and concluded that, while such measures and data may be informative, the judgment of the Independent Directors must take many factors into consideration in representing the shareholders of the Selected Funds, including those listed below. In connection with reviewing comparative performance information, the Independent Directors generally give greater weight to longer-term measurements.

SELECTED FUNDS
Director Approval of Advisory Agreements
(Unaudited) - (Continued)
Reasons the Independent Directors Approved Continuation of the Advisory Agreements − (Continued)
The Independent Directors noted that Davis Advisors employs a disciplined, company-specific, research-driven, businesslike, long-term investment philosophy. The Independent Directors considered the quality of Davis Advisors’ investment process as well as the experience, capability, and integrity of its senior management and other personnel.
The Independent Directors recognized Davis Advisors’ (a) efforts to minimize transaction costs by generally having a long- term time horizon and low portfolio turnover; (b) focus on tax efficiency; (c) record of generally producing satisfactory results over longer-term periods; (d) efforts towards fostering healthy investor behavior by, among other things, providing informative and substantial educational material; and (e) efforts to promote shareholder interests by actively speaking out on corporate governance issues.
The Independent Directors assessed (a) comparative fee and expense information for other funds, as selected and analyzed by a nationally recognized independent service provider; (b) information regarding fees charged by Davis Advisors to other advisory clients, which includes other funds it advises, other funds which it sub-advises, private accounts, and managed money/wrap clients, as well as the differences in the services provided to such other clients; and (c) the fee schedule of each Fund, including an assessment of competitive fee schedules.
The Independent Directors reviewed the management fee schedule for each Fund, the profitability of each Fund to Davis Advisors, the extent to which economies of scale might be realized if the Funds' net assets increase, and whether the fee schedules should reflect those potential economies of scale at this time. The Independent Directors considered the nature, quality, and extent of the services being provided to each Fund and the costs incurred by Davis Advisors in providing such services. The Independent Directors considered various potential benefits that Davis Advisors may receive in connection with the services it provides under the Advisory Agreements with the Funds, including a review of portfolio brokerage practices. The Independent Directors noted that Davis Advisors does not use client commissions to pay for publications that are available to the general public or for research reports that are created by parties other than the broker-dealers providing trade execution, clearing and/or settlement services to the Funds.
The Independent Directors compared the fees paid to Davis Advisors by the Selected Funds with those paid by Davis Advisors’ advised and sub-advised clients, private account clients, and managed money/wrap clients. To the extent sub-advised, private account, or managed money/wrap fees were lower than fees paid by the Funds, the Independent Directors noted that the range of services provided to the Funds is more extensive, with greater risks associated with operating SEC registered, publicly traded mutual funds. Serving as the primary adviser for mutual funds is more work because of the complex overlay of regulatory, tax, and accounting issues, which are unique to mutual funds. In addition, the operational work required to service shareholders is more extensive because of the significantly greater number of shareholders, and managing trading is more complex because of more frequent fund flows. With respect to risk, not only has regulation become more complex and burdensome, but the scrutiny of regulators and shareholders has become more intense. The Independent Directors concluded that reasonable justifications existed for any differences between the fee rates for the Funds and Davis Advisors’ other lines of business.
Selected American Shares
The Independent Directors noted that Selected American Shares’ Class S shares outperformed its benchmark, the Standard & Poor’s 500 Index (the “S&P 500®”), over the one-year time period, but underperformed the S&P 500® over the three-, five-, and ten-year time periods, and since Davis Advisors took over the daily management of the Fund on May 1, 1993, all periods ended March 31, 2024.
Broadridge, an independent service provider, presented a report to the Independent Directors that compared the Fund to all Lipper retail and institutional large-cap value funds (the “Performance Universe Average”), as well as the relevant Lipper Index. The report indicated that the Fund’s Class D shares outperformed both the Performance Universe Average and the Lipper Index over the one-, five-, and ten-year time periods, underperformed both over the three-year time period, and outperformed the Performance Universe Average but underperformed the Lipper Index over the two- and four-year time periods, all periods ended December 31, 2023.
The Independent Directors also reviewed the Fund’s Class S shares performance versus both the S&P 500® and the Lipper Large-Cap Value category when measured over rolling five- and ten-year time frames. The Fund outperformed the S&P 500® in 11 out of 27 rolling five-year time periods and outperformed the Lipper Large-Cap Value category in 15 out of 27 rolling five-year time periods, all periods ended December 31 for each year from 1997 through 2023. The Fund outperformed the S&P

SELECTED FUNDS
Director Approval of Advisory Agreements
(Unaudited) - (Continued)
Selected American Shares − (Continued)
500® in 10 out of 22 rolling ten-year time periods and outperformed the Lipper Large-Cap Value category in 9 out of 22 rolling ten-year time periods, all periods ended December 31 for each year from 2002 through 2023.
The Independent Directors considered Selected American Shares’ Class D shares management fee and total expense ratio. They observed that both were reasonable and below the median of their expense universe, as determined by Broadridge. The Directors noted that Class D shares do not pay any 12b-1 fees.
Selected International Fund
Davis Advisors became the investment adviser to Selected Special Shares on May 1, 1993. Davis Advisors oversaw a sub- adviser from 1993 to May 31, 2001, at which point, Davis Advisors began active daily management of the Fund. On May 1, 2011, the Fund changed its name from Selected Special Shares to Selected International Fund and changed its investment strategy from primarily investing in domestic equity securities to primarily investing in foreign equity securities. While the Independent Directors reviewed all time periods, these changes limit the relevance of long-term comparisons against the Fund’s benchmark, the Morgan Stanley Capital International All Country World Index ex USA (“MSCI ACWI ex USA”).
The Independent Directors noted that Selected International Fund’s Class S shares underperformed the MSCI ACWI ex USA over the one-, three- five-, and ten-year time periods and since the investment strategy change on May 1, 2011, all periods ended March 31, 2024.
Broadridge, an independent service provider, presented a report to the Independent Directors that compared the Fund to all Lipper retail and institutional international multi-cap core funds (the “Performance Universe Average”), as well as the relevant Lipper Index. The report indicated that the Fund’s Class D shares underperformed both the Performance Universe Average and the Lipper Index over the one-, two-, three-, four-, five-, and ten-year time periods, all periods ended December 31, 2023.
The Independent Directors also reviewed the Fund’s Class S shares performance versus both the MSCI ACWI ex USA and the Lipper International Multi-Cap Core category when measured over rolling five- and ten-year time frames. The Fund outperformed the MSCI ACWI ex USA in 16 out of 27 rolling five-year time periods and outperformed the Lipper International Multi-Cap Core category in 13 out of 27 rolling five-year time periods, all periods ended December 31 for each year from 1997 through 2023. The Fund outperformed the MSCI ACWI ex USA in 9 out of 22 rolling ten-year time periods and outperformed the Lipper International Multi-Cap Core category in 8 out of 22 rolling ten-year time periods, all periods ended December 31 for each year from 2002 through 2023.
The Independent Directors considered Selected International Fund’s Class D shares management fee and total expense ratio. They observed that both were reasonable and below the median of its expense universe, as determined by Broadridge. The Independent Directors also noted that the Adviser has capped expenses of Class S and Class D shares through May 1, 2025, and that Class D shares do not pay any 12b-1 fees.
Approval of Advisory Agreements
The Independent Directors concluded that Davis Advisors had provided Selected American Shares and Selected International Fund and their shareholders a reasonable level of both investment and non-investment services. The Independent Directors further concluded that shareholders have received a significant benefit from Davis Advisors’ shareholder-oriented approach, as well as the execution of its investment discipline.
The Independent Directors determined that the advisory fees for Selected American Shares and Selected International Fund were reasonable in light of the nature, quality, and extent of the services being provided to the Funds, the costs incurred by Davis Advisors in providing such services, and in comparison to the range of the average advisory fees of their peer groups, as determined by an independent service provider. The Independent Directors found that the terms of the Advisory Agreements are fair and reasonable and that continuation of the Advisory Agreements is in the best interests of each Fund and its shareholders. The Independent Directors and the full Board of Directors therefore voted to continue the Advisory Agreements.

ITEM 8. CHANGES IN AND DISAGREEMENTS WITH ACCOUNTANTS FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
Not Applicable.

ITEM 9.  PROXY DISCLOSURES FOR OPEN-END MANAGEMENT INVESTMENT COMPANIES
Not Applicable.

ITEM 10.  REMUNERATION PAID TO DIRECTORS, OFFICERS, AND OTHERS OF OPEN-END MANAGEMENT INVESTMENT COMPANIES
Remuneration paid is included in the Statements of Operations on Item 7 of this Form N-CSR.

ITEM 11.  STATEMENT REGARDING BASIS FOR APPROVAL OF INVESTMENT ADVISORY CONTRACT
Approval of Investment Advisory Contract is included in the Director Approval of Advisory Agreements on Item 7 of this Form N-CSR.

ITEM 12.  DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 13.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 14.  PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS

Not Applicable.

ITEM 15.  SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS

There have been no changes to the procedure by which shareholders may recommend nominees to the Registrant’s Board of Directors.

ITEM 16.  CONTROLS AND PROCEDURES

(a) The Registrant’s principal executive officer and principal financial officer have concluded, based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Act (17 CFR 270.30a-3(c))), that such controls and procedures are effective as of a date within 90 days of the filing date of this report.

(b) There were no changes in the Registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s semi-annual period covered by this report that has materially affected, or is reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

ITEM 17.  DISCLOSURE OF SECURITIES LENDING ACTIVITIES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not Applicable.

ITEM 18.  RECOVERY OF ERRONEOUSLY AWARDED COMPENSATION

Not Applicable.

ITEM 19.  EXHIBITS

(a) (1) Not Applicable.

(a) (2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 are attached.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

SELECTED INTERNATIONAL FUND, INC.

By	/s/ Kenneth C. Eich Kenneth C. Eich Principal Executive Officer

Date:	August 21, 2024

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By	/s/ Kenneth C. Eich Kenneth C. Eich Principal Executive Officer

Date:	August 21, 2024
By	/s/ Douglas A. Haines Douglas A. Haines Principal Financial Officer and Principal Accounting Officer

Date:	August 21, 2024